Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events through the filing of this filing, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the condensed consolidated financial statements except for the following:

Development Loan
On April 8, 2020, Amendment No. 3 to the LSA was executed to extend the maturity of the Tranche A loan of $5.0 million to April 30, 2020, and on April 28, 2020, Amendment No. 4 to the LSA was executed to further extend the maturity of the Tranche A loan to June 30, 2020. All other terms set forth under the original LSA remained unchanged following the amendment.

Investment in AFSW
On April 1, 2020, FSL exercised its put option under the JVA and notified us that FSL intended to exit the joint venture by selling its 51% interest in AFSW to us. Under the terms of the JVA, the aggregate purchase price for FSL’s interest in AFSW is expected to be one Japanese Yen. While the agreement provides that completion of the transaction shall take place as soon as 60 days from the date of the exercise notice, we expect such transaction will be subject to regulatory and other approvals in Japan, which we believe will take six to 12 months to obtain, if such approval is received. For at least one year following the date on which we take over full ownership of AFSW, we have agreed to use our best efforts to maintain and continue the operations of AFSW, which is also synergistic with our own business for securing wafers for our products.	Subsequent Events
The Company has evaluated subsequent events through the issuance of these financial statements, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:

Merger Agreement

On February 12, 2020, Peninsula Acquisition Corporation, Acquisition Sub and Transphorm Technology entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”). Pursuant to the terms of the Merger Agreement, on February 12, 2020, Acquisition Sub merged with and into Transphorm Technology, with Transphorm Technology continuing as the surviving corporation and a wholly-owned subsidiary of Peninsula Acquisition Corporation. The Merger was treated as a recapitalization and reverse acquisition for financial reporting purposes. Transphorm Technology is considered the acquirer for accounting purposes. Immediately after completion of the merger, Peninsula Acquisition Corporation adopted Transphorm Technology’s former company name, Transphorm, Inc. as its company name.

Private Placement

Following the Merger, the Company sold 5,365,000 shares of common stock pursuant to an initial closing of a private placement offering (“Offering”) for up to 12,500,000 shares of common stock at a purchase price of $4.00 per share. The Company held a subsequent closing of the Offering on February 27, 2020, in which it sold an additional 15,000 shares of common stock at a purchase price of $4.00 per share. The aggregate gross proceeds from the closing of the Offering were $21.5 million (before deducting placement agent fees and expenses of $1.8 million of the closing of the Offering). Offering cost of $177 thousand is included in other assets on the consolidated balance sheets as of December 31, 2019.

Yaskawa Letter of Intent

In February, 2020, the Company entered into a letter of intent with Yaskawa that the Company believes will form the basis for a mutually beneficial cooperation agreement between the Company and Yaskawa to be finalized later this year. This letter of intent contemplates the following:

•Yaskawa intends to enter into a long-term cooperation and development agreement with the Company to use our GaN power device products for a variety of industrial power conversion applications, which will initially focus on servo motor drive applications.

•Yaskawa intends to provide at least $4.0 million to fund the Company’s development activities, with an expected funding start date of May 2020, from which amount Yaskawa intends to provide $1.0 million in 2020 in connection with ongoing development activities.

Government contract

A cost reimbursable subaward (the “Subaward”) grant was made on February 18, 2020 to the Company by Ilinois Institute of Technology (the “IIT”) with Advanced Research Projects Agency - Energy (the “ARPA-E”) funding up to $646 thousand for the development of 1200V Gan switches and which term expires on December 17, 2020.

2020 Equity Incentive Plan

The 2020 Equity Incentive Plan (the “2020 Plan”), which provides for the issuance of incentive awards of up to 5,050,000 shares of our common stock, was approved by the board of directors and stockholders in February 2020. The 2020 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance units, and performance shares to our employees, directors, and consultants and our parent and subsidiary corporations’ employees and consultants.

On March 26, 2020, subject to S-8 filing, the board of directors approved the grant of stock option awards of 1,052,017 shares under the 2020 Plan at an exercise price of $4.00 per share, with a term of ten years, to certain members of management and employees. The stock option awards provide for vesting as follows: 1/3rd after 12 months and 1/36th of the remaining balance monthly or 1/4th after 12 months and 1/48th of the remaining balance monthly.

Commitment with A Government Agency

In connection with a contract with a government agency, the Company entered into a commitment to acquire equipment and services from vendors totaling $4.9 million, all of which is reimbursable. During February and March 2020, the Company purchased equipment for approximately $3.6 million and was reimbursed in full by the government agency. The remaining commitment under the contract to the vendors is approximately $1.3 million.